LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee
Labor Costs [Abstract]
Wages, salaries and social security costs	$ 878,347	$ 677,541	$ 759,678
Termination benefits	18,677	25,265	28,269
Post-employment benefits (Note 20 (i))	43,287	36,093	39,086
Labor costs	$ 940,311	$ 738,899	$ 827,033
Number of employees | employee	20,142	20,173	19,863